Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Book value of financial liabilities (Details) - Operating segments [member] - Telecom activities, operating segment [member] - EUR (€)
€ in Millions
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Financial liabilities	€ 35,260	€ 37,076	€ 34,019
Trade payables and fixed asset payables [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	11,051	10,246	10,082
Financial liabilities at fair value, class [member]
Disclosure of financial liabilities [line items]
Financial liabilities	35,260	37,076	34,019
Financial debt at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	35,247	37,007	33,721
Bonds at fair value through profit or loss [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities		26	27
Other financial liabilities at fair value through profit or loss [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities	€ 14	€ 43	€ 271